Note 9 - Other Expenses - Components of Research and Development Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Program costs, excluding salaries		$ 2,773	$ 1,017	$ 7,249	$ 2,956
Salaries		502	321	1,448	1,064
License fee, CrystalGenomics (a),(b)	[1],[2]			5,000
Stock-based compensation		307	43	826	168
Depreciation and amortization		9	9	26	25
		$ 3,591	$ 1,390	$ 14,549	$ 4,213

[1]	On June 13, 2018, the Company paid $3.0 million in cash to CrystalGenomics to gain an exclusive license to develop and commercialize CG-806 in China. Future milestone payments are described in note 10.
[2]	On May 7, 2018, under the license agreement with CrystalGenomics the Company, the Company paid the option fee of $2.0 million in cash to CrystalGenomics in order to exercise early the option and gain an exclusive license to develop and commercialize CG-806 in all territories outside of Korea and China. Future milestone payments are described in note 10.